COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2022
Cost of Sales [Abstract]
Cost of Sales by Cost

	US Dollars
Figures in millions	2022	2021	2020
			Restated
Cash operating costs	2,554	2,160	2,012
Royalties	185	162	181
Other cash costs	14	12	13
Total cash costs	2,753	2,334	2,206
Retrenchment costs	6	2	2
Rehabilitation and other non-cash costs	—	38	32
Amortisation of tangible assets (notes 30 and 34)	551	411	526
Amortisation of right of use assets (notes 14, 30 and 34)	81	63	47
Amortisation of intangible assets (notes 15, 30 and 34)	1	3	2
Inventory change	(30)	6	14
	3,362	2,857	2,829